JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.8%
Aerospace & Defense — 1.7%
AAR Corp. *	10,766	1,507,671
Archer Aviation, Inc., Class A *	181,196	840,749
Arxis, Inc., Class A *	12,860	698,298
Beta Technologies, Inc., Class A *	9,862	186,688
Cadre Holdings, Inc.	7,609	234,586
Firefly Aerospace, Inc. * (a)	21,585	438,823
Intuitive Machines, Inc. *	32,677	403,234
Loar Holdings, Inc. *	11,105	760,137
Mercury Systems, Inc. *	14,999	1,456,403
Moog, Inc., Class A	7,773	3,030,304
V2X, Inc. *	7,901	712,986
Voyager Technologies, Inc., Class A * (a)	14,762	362,112
VSE Corp.	7,115	1,383,085
York Space Systems, Inc. * (a)	5,081	74,843
		12,089,919
Air Freight & Logistics — 0.1%
Hub Group, Inc., Class A	16,437	764,814
Automobile Components — 1.5%
Adient plc *	21,301	448,173
Dana, Inc.	29,354	790,503
Dorman Products, Inc. *	7,500	998,700
Garrett Motion, Inc.	46,870	1,460,001
Gentex Corp.	58,611	1,369,153
Goodyear Tire & Rubber Co. (The) *	68,165	473,747
Kodiak AI, Inc. * (a)	27,491	119,586
LCI Industries	6,073	621,632
Mobileye Global, Inc., Class A *	46,761	371,282
Patrick Industries, Inc.	8,762	723,303
Phinia, Inc.	9,997	735,679
QuantumScape Corp. * (a)	133,795	698,410
Versigent plc *	19,432	803,513
Visteon Corp.	6,403	669,370
		10,283,052
Automobiles — 0.3%
Harley-Davidson, Inc.	27,668	678,972
Lucid Group, Inc. * (a)	47,405	349,849
Thor Industries, Inc.	13,939	1,045,007
		2,073,828
Banks — 7.9%
1st Source Corp.	4,971	446,098
Ameris Bancorp	16,763	1,461,901
Associated Banc-Corp.	44,591	1,376,970
Atlantic Union Bankshares Corp.	37,137	1,575,723
Axos Financial, Inc. *	15,207	1,542,142
Banc of California, Inc.	41,206	789,095
BancFirst Corp.	6,008	677,823

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
Bancorp, Inc. (The) *	10,713	718,521
Bank of Hawaii Corp.	10,787	861,881
Bank OZK	26,942	1,382,125
BankUnited, Inc.	17,515	817,075
Banner Corp.	8,571	603,484
Beacon Financial Corp.	22,875	720,791
Cathay General Bancorp	16,858	1,065,257
City Holding Co.	3,756	545,033
Columbia Financial, Inc.	26,555	287,060
Community Financial System, Inc.	14,042	910,062
Customers Bancorp, Inc. *	8,889	699,387
CVB Financial Corp.	42,992	961,731
Dime Commercial Bancshares, Inc.	10,749	438,129
Eastern Bankshares, Inc.	56,326	1,293,245
Enterprise Financial Services Corp.	10,002	663,233
FB Financial Corp.	11,963	722,326
First Bancorp	10,866	683,145
First BanCorp	41,850	1,210,721
First Busey Corp.	22,780	702,991
First Commonwealth Financial Corp.	26,189	563,849
First Financial Bancorp	26,768	905,561
First Financial Bankshares, Inc.	33,212	1,167,070
First Hawaiian, Inc.	32,107	892,254
First Interstate BancSystem, Inc., Class A	21,266	808,533
First Merchants Corp.	17,017	734,113
Flagstar Bank NA	82,310	1,170,448
Fulton Financial Corp.	52,289	1,272,191
German American Bancorp, Inc.	9,738	495,469
Hilltop Holdings, Inc.	11,052	435,891
Hope Bancorp, Inc.	33,617	470,974
Independent Bank Corp.	12,651	1,060,533
International Bancshares Corp.	13,827	1,058,319
Lakeland Financial Corp.	6,773	424,328
Live Oak Bancshares, Inc.	9,573	409,724
National Bank Holdings Corp., Class A	11,503	496,815
NBT Bancorp, Inc.	13,536	712,670
Nicolet Bankshares, Inc.	5,697	973,731
Northwest Bancshares, Inc.	36,239	570,402
OceanFirst Financial Corp.	22,723	438,781
OFG Bancorp	10,556	557,990
Origin Bancorp, Inc.	8,001	437,895
Park National Corp.	4,594	956,241
Pathward Financial, Inc.	5,740	506,498
Preferred Bank	2,867	299,429
Provident Financial Services, Inc.	34,822	859,407
Renasant Corp.	24,759	1,078,750
Republic Bancorp, Inc., Class A	2,334	232,326
S&T Bancorp, Inc.	9,041	471,488

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
Seacoast Banking Corp. of Florida	26,602	924,153
ServisFirst Bancshares, Inc.	14,907	1,334,176
Simmons First National Corp., Class A	39,585	933,810
Stock Yards Bancorp, Inc.	7,065	601,232
Texas Capital Bancshares, Inc.	11,250	1,112,063
TFS Financial Corp.	14,549	267,847
Towne Bank	22,834	865,637
TriCo Bancshares	8,041	462,679
Triumph Financial, Inc. *	6,072	461,047
Trustmark Corp.	14,190	673,316
United Community Banks, Inc.	31,173	1,104,771
WaFd, Inc.	20,050	737,239
WesBanco, Inc.	25,905	1,071,949
Westamerica BanCorp	5,757	346,284
WSFS Financial Corp.	14,281	1,145,336
		55,659,168
Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A *	1,989	364,385
National Beverage Corp.	7,344	232,364
Vita Coco Co., Inc. (The) *	13,689	902,653
		1,499,402
Biotechnology — 7.8%
ACADIA Pharmaceuticals, Inc. *	34,937	903,820
ADMA Biologics, Inc. *	62,652	530,036
Agios Pharmaceuticals, Inc. *	15,316	459,786
Apogee Therapeutics, Inc. *	11,130	1,492,422
Arcus Biosciences, Inc. *	23,265	655,840
Arcutis Biotherapeutics, Inc. *	29,731	798,575
Ardelyx, Inc. *	63,424	313,949
Arrowhead Pharmaceuticals, Inc. *	33,823	2,863,117
Aurinia Pharmaceuticals, Inc. *	29,667	441,445
Beam Therapeutics, Inc. *	25,390	647,953
BioCryst Pharmaceuticals, Inc. *	65,253	585,972
Biohaven Ltd. *	35,787	483,125
Capricor Therapeutics, Inc. * (a)	14,358	55,278
Caris Life Sciences, Inc. *	29,596	463,769
Celcuity, Inc. *	6,085	525,622
Celldex Therapeutics, Inc. *	17,696	673,510
CG oncology, Inc. *	15,621	1,112,059
Cogent Biosciences, Inc. *	42,813	1,666,710
CRISPR Therapeutics AG *	25,720	1,234,303
Denali Therapeutics, Inc. *	37,054	852,983
Dianthus Therapeutics, Inc. *	10,457	1,118,062
Disc Medicine, Inc. *	9,637	742,049
Dyne Therapeutics, Inc. *	41,869	1,054,261
Erasca, Inc. *	60,037	1,089,672
GRAIL, Inc. *	10,497	719,674

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
Ideaya Biosciences, Inc. *	25,171	893,570
ImmunityBio, Inc. * (a)	103,799	744,239
Immunome, Inc. *	27,120	617,251
Immunovant, Inc. *	23,592	911,123
Intellia Therapeutics, Inc. *	36,585	390,728
Kailera Therapeutics, Inc. *	12,408	210,192
Kiniksa Pharmaceuticals International plc, Class A *	11,402	847,625
Kodiak Sciences, Inc. *	10,818	449,812
Krystal Biotech, Inc. *	7,071	2,412,060
Kymera Therapeutics, Inc. *	14,762	1,526,391
Mineralys Therapeutics, Inc. *	15,168	387,087
Mirum Pharmaceuticals, Inc. *	12,196	1,292,166
Oruka Therapeutics, Inc. *	9,788	944,640
Praxis Precision Medicines, Inc. *	5,941	1,828,818
Precigen, Inc. *	49,803	312,265
Protagonist Therapeutics, Inc. *	14,576	1,991,665
PTC Therapeutics, Inc. *	20,049	1,363,532
Recursion Pharmaceuticals, Inc., Class A * (a)	138,029	414,087
Relay Therapeutics, Inc. *	42,387	798,147
Rhythm Pharmaceuticals, Inc. *	14,567	1,445,775
Sarepta Therapeutics, Inc. *	27,886	414,386
Scholar Rock Holding Corp. *	24,101	1,139,857
Sionna Therapeutics, Inc. *	5,311	250,307
Spyre Therapeutics, Inc. *	21,240	2,088,529
Stoke Therapeutics, Inc. *	14,699	424,213
Syndax Pharmaceuticals, Inc. *	23,213	442,208
Tango Therapeutics, Inc. *	25,792	701,027
Travere Therapeutics, Inc. *	25,545	1,427,710
Twist Bioscience Corp. *	16,587	1,518,540
Tyra Biosciences, Inc. *	3,626	115,597
Ultragenyx Pharmaceutical, Inc. *	26,817	668,011
uniQure NV *	17,856	779,057
Vera Therapeutics, Inc. *	14,535	466,574
Veracyte, Inc. *	21,126	978,556
Vericel Corp. *	14,086	647,393
Viking Therapeutics, Inc. *	30,160	957,278
Viridian Therapeutics, Inc. *	25,826	488,628
Zenas Biopharma, Inc. * (a)	8,330	261,895
		55,034,931
Broadline Retail — 0.4%
Macy's, Inc.	65,098	1,615,733
Ollie's Bargain Outlet Holdings, Inc. *	16,730	1,229,153
Pattern Group, Inc., Class A *	10,061	231,604
		3,076,490
Building Products — 1.8%
AZZ, Inc.	7,777	1,125,487
CSW Industrials, Inc.	4,459	1,422,109

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Building Products — continued
Fortune Brands Innovations, Inc.	30,726	1,513,563
Gibraltar Industries, Inc. *	8,059	340,573
Griffon Corp.	10,625	915,556
Hayward Holdings, Inc. *	56,462	854,270
Louisiana-Pacific Corp.	17,574	1,272,885
Madison Air Solutions Corp., Class A *	26,272	763,464
Masterbrand, Inc. *	53,620	442,365
Resideo Technologies, Inc. *	37,078	1,271,775
Tecnoglass Holdings, Inc.	6,199	269,285
Trex Co., Inc. *	27,507	1,192,704
UFP Industries, Inc.	14,952	1,296,937
		12,680,973
Capital Markets — 2.8%
Acadian Asset Management, Inc.	7,564	654,210
Artisan Partners Asset Management, Inc., Class A	19,521	766,004
BGC Group, Inc., Class A	92,476	1,065,324
Cohen & Steers, Inc.	7,733	636,194
DigitalBridge Group, Inc.	49,944	792,611
Donnelley Financial Solutions, Inc. *	6,587	311,565
Federated Hermes, Inc.	20,850	1,250,166
Galaxy Digital, Inc., Class A *	51,548	1,083,024
Hamilton Lane, Inc., Class A	9,657	858,604
Lazard, Inc.	27,068	1,147,142
Miami International Holdings, Inc. *	20,830	979,843
Moelis & Co., Class A	20,480	1,373,798
Piper Sandler Cos.	18,040	1,367,432
PJT Partners, Inc., Class A	6,778	1,140,805
StepStone Group, Inc., Class A	20,133	883,033
StoneX Group, Inc. *	29,782	2,280,408
Victory Capital Holdings, Inc., Class A	12,462	1,234,112
Virtu Financial, Inc., Class A	22,633	1,329,236
WisdomTree, Inc.	32,825	635,820
		19,789,331
Chemicals — 2.1%
Ashland, Inc. (a)	11,289	819,694
Avient Corp.	24,059	873,823
Balchem Corp.	8,577	1,437,119
Cabot Corp.	14,183	1,248,388
Chemours Co. (The)	41,466	688,750
FMC Corp.	34,340	367,781
Hawkins, Inc.	5,474	700,836
HB Fuller Co.	14,198	785,150
Huntsman Corp.	43,640	425,926
Ingevity Corp. *	8,695	635,692
Innospec, Inc.	6,543	562,567
Minerals Technologies, Inc.	7,517	573,096
Olin Corp.	29,869	552,875

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
Perimeter Solutions, Inc. *	37,333	1,142,763
PureCycle Technologies, Inc. * (a)	48,227	307,206
Quaker Chemical Corp. (a)	3,759	603,395
Scotts Miracle-Gro Co. (The)	12,387	813,578
Sensient Technologies Corp.	11,641	1,439,643
Stepan Co.	5,823	373,487
Tronox Holdings plc	32,811	191,616
		14,543,385
Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	15,867	760,188
Brady Corp., Class A	11,754	1,108,049
BrightView Holdings, Inc. *	18,527	241,592
Brink's Co. (The)	11,274	1,335,405
Casella Waste Systems, Inc., Class A *	17,194	1,542,474
Cimpress plc *	4,631	457,080
CoreCivic, Inc. *	27,025	808,047
GEO Group, Inc. (The) *	32,808	1,013,439
Healthcare Services Group, Inc. *	16,883	393,374
HNI Corp.	18,761	844,433
MillerKnoll, Inc.	18,458	415,674
OPENLANE, Inc. *	27,085	1,076,900
Pitney Bowes, Inc.	35,221	617,424
UniFirst Corp.	3,807	1,115,375
		11,729,454
Communications Equipment — 1.1%
Calix, Inc. *	16,094	577,775
Digi International, Inc. *	9,897	690,019
Extreme Networks, Inc. *	36,067	1,087,059
Harmonic, Inc. *	28,302	326,888
NetScout Systems, Inc. *	17,968	730,758
Ondas, Inc. * (a)	133,774	1,001,967
Viasat, Inc. *	30,448	2,342,365
Vistance Networks, Inc.	58,847	690,864
		7,447,695
Construction & Engineering — 1.9%
Argan, Inc.	3,572	2,037,576
Centuri Holdings, Inc. *	23,802	662,648
Construction Partners, Inc., Class A *	13,107	1,354,608
Everus Construction Group, Inc. *	13,997	1,755,644
Granite Construction, Inc.	11,380	1,376,639
Legence Corp., Class A *	11,605	741,908
MYR Group, Inc. *	4,211	1,403,189
Primoris Services Corp.	14,704	1,241,165
Solv Energy, Inc., Class A *	8,815	250,610

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Construction & Engineering — continued
Tutor Perini Corp.	11,966	1,002,152
WillScot Holdings Corp.	49,967	1,213,199
		13,039,338
Construction Materials — 0.2%
Knife River Corp. *	13,550	991,453
United States Lime & Minerals, Inc.	2,965	327,040
		1,318,493
Consumer Finance — 1.2%
Bread Financial Holdings, Inc.	10,967	1,185,204
Credit Acceptance Corp. *	1,451	825,488
Dave, Inc. *	2,730	1,017,444
Enova International, Inc. *	6,300	1,601,082
Happen, Inc. *	30,792	589,359
Nelnet, Inc., Class A	4,341	589,812
PROG Holdings, Inc.	10,930	481,138
SLM Corp.	51,544	1,339,886
Upstart Holdings, Inc. *	22,891	628,129
		8,257,542
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The)	9,043	640,063
Chefs' Warehouse, Inc. (The) *	9,639	1,111,859
Ingles Markets, Inc., Class A	3,979	358,150
PriceSmart, Inc.	6,982	1,353,879
United Natural Foods, Inc. *	16,359	831,528
Weis Markets, Inc.	3,376	260,121
		4,555,600
Containers & Packaging — 0.6%
Graphic Packaging Holding Co.	70,659	758,171
Greif, Inc., Class A	6,273	542,928
O-I Glass, Inc. *	39,895	285,249
Silgan Holdings, Inc.	23,461	937,971
Sonoco Products Co.	25,934	1,461,640
TriMas Corp.	7,547	301,352
		4,287,311
Diversified Consumer Services — 1.7%
Bright Horizons Family Solutions, Inc. *	14,409	1,074,047
Covista, Inc. *	9,195	1,147,996
Driven Brands Holdings, Inc. *	17,020	242,875
Duolingo, Inc., Class A *	10,556	1,423,054
Frontdoor, Inc. *	18,634	1,353,387
Graham Holdings Co., Class B	917	1,103,646
Grand Canyon Education, Inc. *	7,175	1,042,815
H&R Block, Inc.	34,504	1,519,211
Laureate Education, Inc., Class A *	31,881	1,221,361
OneSpaWorld Holdings Ltd.	25,753	663,397

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Diversified Consumer Services — continued
Strategic Education, Inc.	5,712	468,384
Stride, Inc. *	10,881	873,636
		12,133,809
Diversified REITs — 0.3%
American Assets Trust, Inc.	13,254	312,662
Broadstone Net Lease, Inc.	48,757	1,043,887
Global Net Lease, Inc.	52,333	456,344
		1,812,893
Diversified Telecommunication Services — 0.6%
Cogent Communications Holdings, Inc.	13,713	185,125
Globalstar, Inc. *	14,341	1,195,753
Iridium Communications, Inc.	26,211	1,240,829
Liberty Global Ltd., Class A *	46,501	493,376
Liberty Global Ltd., Class C *	33,316	345,154
Liberty Latin America Ltd., Class C *	28,687	231,504
Uniti Group, Inc.	47,813	464,742
		4,156,483
Electric Utilities — 0.3%
Hawaiian Electric Industries, Inc. *	47,561	614,488
MGE Energy, Inc.	10,067	800,628
Otter Tail Corp.	11,411	1,008,961
		2,424,077
Electrical Equipment — 1.1%
American Superconductor Corp. *	12,710	373,293
Amprius Technologies, Inc. *	32,876	315,610
Atkore, Inc.	8,557	624,319
Babcock & Wilcox Enterprises, Inc. *	31,926	297,550
Enovix Corp. * (a)	53,210	217,629
Eos Energy Enterprises, Inc. * (a)	91,745	310,098
Fluence Energy, Inc. *	16,567	230,778
NANO Nuclear Energy, Inc. * (a)	11,605	184,635
NuScale Power Corp. *	90,771	764,292
Plug Power, Inc. * (a)	381,881	786,675
Powell Industries, Inc.	8,206	1,712,428
Power Solutions International, Inc. *	2,390	65,988
Sunrun, Inc. *	63,001	618,040
Vicor Corp. *	6,776	1,405,139
		7,906,474
Electronic Equipment, Instruments & Components — 3.2%
Badger Meter, Inc.	7,835	1,052,632
Bel Fuse, Inc., Class A	438	97,731
Bel Fuse, Inc., Class B	3,143	854,802
Belden, Inc.	10,376	1,287,143
Benchmark Electronics, Inc.	8,807	702,534
Crane NXT Co. (a)	14,535	755,093

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
CTS Corp.	7,531	482,888
ePlus, Inc.	6,693	618,500
Ingram Micro Holding Corp.	12,662	357,195
Insight Enterprises, Inc. *	7,926	1,021,899
IPG Photonics Corp. *	6,606	561,906
Itron, Inc. *	11,799	1,175,888
Knowles Corp. *	21,755	796,015
Lightwave Logic, Inc. * (a)	41,581	268,613
Mirion Technologies, Inc. *	62,628	938,167
Napco Security Technologies, Inc.	9,508	352,557
nLight, Inc. *	14,586	1,003,517
Novanta, Inc. *	9,836	1,402,122
OSI Systems, Inc. *	4,463	988,064
Ouster, Inc. *	17,591	686,225
PC Connection, Inc.	3,024	253,169
Plexus Corp. *	6,626	1,665,379
Ralliant Corp.	30,871	2,018,037
Rogers Corp. *	4,542	560,801
Vishay Intertechnology, Inc.	38,534	1,318,634
Vontier Corp.	38,821	1,247,319
		22,466,830
Energy Equipment & Services — 2.2%
Archrock, Inc.	47,146	1,685,941
Atlas Energy Solutions, Inc.	21,172	228,446
Cactus, Inc., Class A	18,396	1,195,924
Helix Energy Solutions Group, Inc. *	34,442	327,543
Helmerich & Payne, Inc.	24,676	853,049
Kodiak Gas Services, Inc.	27,355	1,606,012
Liberty Energy, Inc.	43,055	805,559
Noble Corp. plc	33,267	1,410,521
Oceaneering International, Inc. *	27,583	1,345,499
Patterson-UTI Energy, Inc.	102,601	1,075,259
RPC, Inc.	27,767	155,773
Seadrill Ltd. *	15,907	713,270
Solaris Energy Infrastructure, Inc., Class A	14,479	744,365
Tidewater, Inc. *	12,906	968,724
Transocean Ltd. *	278,319	1,480,657
Valaris Ltd. *	15,580	1,233,780
		15,830,322
Entertainment — 0.9%
Atlanta Braves Holdings, Inc., Class A * (a)	2,693	146,526
Atlanta Braves Holdings, Inc., Class C *	13,219	671,922
Cinemark Holdings, Inc.	27,086	991,077
IMAX Corp. *	12,532	599,531
Lionsgate Studios Corp. *	56,025	744,012
Madison Square Garden Entertainment Corp. *	11,160	862,221
Sphere Entertainment Co. * (a)	7,513	1,076,237

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Entertainment — continued
Stubhub Holdings, Inc., Class A *	53,681	453,068
Warner Music Group Corp., Class A	38,022	987,051
		6,531,645
Financial Services — 2.2%
Burford Capital Ltd.	52,939	218,109
Chime Financial, Inc., Class A * (a)	53,990	1,241,230
Euronet Worldwide, Inc. *	9,280	661,942
EVERTEC, Inc.	15,497	471,729
Federal Agricultural Mortgage Corp., Class C	2,279	518,700
Flywire Corp. *	30,466	487,761
HA Sustainable Infrastructure Capital, Inc.	34,683	1,313,445
Marqeta, Inc., Class A *	23,627	410,165
Merchants Bancorp	5,809	320,541
NCR Atleos Corp. *	20,181	949,112
NMI Holdings, Inc., Class A *	18,919	838,112
Payoneer Global, Inc. *	63,125	452,606
PennyMac Financial Services, Inc.	7,643	576,359
Radian Group, Inc.	37,113	1,447,036
Remitly Global, Inc. *	50,576	1,151,615
Sezzle, Inc. * (a)	4,639	717,885
Shift4 Payments, Inc., Class A * (a)	15,635	828,655
Walker & Dunlop, Inc.	8,787	436,626
Western Union Co. (The)	84,960	540,346
WEX, Inc. *	9,014	1,685,257
		15,267,231
Food Products — 0.7%
Cal-Maine Foods, Inc.	12,136	1,065,298
Del Monte Corp.	9,483	281,740
Flowers Foods, Inc.	52,920	371,498
Freshpet, Inc. *	12,789	761,457
J & J Snack Foods Corp.	3,897	298,121
Marzetti Co. (The)	5,615	600,075
Post Holdings, Inc. *	10,475	957,520
Seaboard Corp.	65	286,862
Simply Good Foods Co. (The) *	22,906	233,183
Tootsie Roll Industries, Inc.	4,494	175,356
		5,031,110
Gas Utilities — 0.4%
Chesapeake Utilities Corp.	6,261	831,336
MDU Resources Group, Inc.	55,391	1,105,050
Northwest Natural Holding Co.	11,595	567,227
		2,503,613
Ground Transportation — 0.4%
ArcBest Corp.	6,090	879,091
Hertz Global Holdings, Inc. *	25,977	41,174
RXO, Inc. *	45,071	912,688

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ground Transportation — continued
Schneider National, Inc., Class B	12,992	464,334
Werner Enterprises, Inc.	16,336	611,293
		2,908,580
Health Care Equipment & Supplies — 2.2%
Alphatec Holdings, Inc. *	31,332	298,281
AtriCure, Inc. *	13,124	495,562
CONMED Corp.	7,946	367,900
Dentsply Sirona, Inc.	54,855	733,411
Enovis Corp. *	14,520	423,258
Envista Holdings Corp. *	44,026	1,202,350
Establishment Labs Holdings, Inc. *	6,644	614,836
Haemonetics Corp. *	12,306	1,052,655
ICU Medical, Inc. *	6,167	1,039,201
Inspire Medical Systems, Inc. *	7,549	379,035
Integer Holdings Corp. *	8,905	1,079,375
IRhythm Holdings, Inc. *	8,998	1,054,296
Kestra Medical Technologies Ltd. *	7,638	174,376
LeMaitre Vascular, Inc.	5,887	596,471
LivaNova plc *	14,663	1,175,093
Merit Medical Systems, Inc. *	16,301	1,385,748
Neogen Corp. *	54,759	659,298
Novocure Ltd. *	28,745	426,576
Omnicell, Inc. *	11,061	391,228
Procept Biorobotics Corp. *	15,272	284,365
STAAR Surgical Co. *	8,217	200,166
TransMedics Group, Inc. *	8,948	684,611
UFP Technologies, Inc. *	2,126	541,662
		15,259,754
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc. *	23,982	710,347
AdaptHealth Corp. *	22,535	243,378
Addus HomeCare Corp. *	5,045	582,597
Alignment Healthcare, Inc. *	48,969	727,190
Astrana Health, Inc. *	10,498	373,309
Aveanna Healthcare Holdings, Inc. *	13,749	129,103
Billiontoone, Inc., Class A *	1,593	220,790
BrightSpring Health Services, Inc. *	41,383	2,470,979
Brookdale Senior Living, Inc. *	59,527	869,094
Clover Health Investments Corp., Class A *	111,235	463,850
Concentra Group Holdings Parent, Inc.	32,589	1,031,442
CorVel Corp. *	8,133	488,468
GeneDx Holdings Corp. *	6,939	451,798
Hinge Health, Inc., Class A *	11,843	884,791
LifeStance Health Group, Inc. *	55,934	586,188
National HealthCare Corp.	3,684	832,694
NeoGenomics, Inc. *	34,655	529,875
Option Care Health, Inc. *	43,307	997,360

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — continued
PACS Group, Inc. *	12,798	588,836
Pediatrix Medical Group, Inc. *	21,839	578,952
Privia Health Group, Inc. *	31,435	744,066
Progyny, Inc. *	19,810	616,685
RadNet, Inc. *	18,864	1,203,146
Sonida Senior Living, Inc. *	7,933	320,176
Surgery Partners, Inc. * (a)	21,991	338,661
US Physical Therapy, Inc.	4,044	319,719
		17,303,494
Health Care REITs — 1.4%
American Healthcare REIT, Inc.	52,597	2,924,393
CareTrust REIT, Inc.	59,529	2,496,646
Janus Living, Inc., Class A	20,237	611,360
LTC Properties, Inc.	13,848	557,244
Medical Properties Trust, Inc. (a)	136,627	632,583
National Health Investors, Inc.	12,271	940,572
Sabra Health Care REIT, Inc.	68,230	1,444,429
		9,607,227
Health Care Technology — 0.3%
Doximity, Inc., Class A *	34,187	714,850
HeartFlow, Inc. *	20,378	514,137
Teladoc Health, Inc. *	47,991	322,019
Waystar Holding Corp. *	37,606	793,863
		2,344,869
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.	61,000	1,007,110
DiamondRock Hospitality Co.	52,896	700,343
Park Hotels & Resorts, Inc.	52,606	792,246
Pebblebrook Hotel Trust	30,517	582,875
RLJ Lodging Trust	34,092	417,627
Sunstone Hotel Investors, Inc.	46,390	546,010
Xenia Hotels & Resorts, Inc.	25,163	517,855
		4,564,066
Hotels, Restaurants & Leisure — 2.4%
Brinker International, Inc. *	11,791	2,519,737
Cheesecake Factory, Inc. (The) (a)	12,614	1,279,312
Choice Hotels International, Inc.	7,284	812,093
Global Business Travel Group I *	36,443	344,022
Hilton Grand Vacations, Inc. *	16,492	760,941
Marriott Vacations Worldwide Corp.	7,670	747,902
Monarch Casino & Resort, Inc.	3,325	408,144
Navan, Inc., Class A *	26,651	709,449
Papa John's International, Inc. (a)	8,987	268,711
Penn Entertainment, Inc. *	36,021	739,511
Planet Fitness, Inc., Class A *	21,080	1,178,583
Red Rock Resorts, Inc., Class A	13,041	840,362

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Rush Street Interactive, Inc. *	27,623	743,335
Shake Shack, Inc., Class A *	10,061	631,328
SHARPLINK, Inc. * (a)	54,918	336,098
Six Flags Entertainment Corp. * (a)	26,269	455,242
Travel + Leisure Co.	16,577	1,260,183
United Parks & Resorts, Inc. *	6,465	288,533
Vail Resorts, Inc. (a)	9,701	1,449,135
Wendy's Co. (The) (a)	41,694	306,868
Wingstop, Inc.	7,519	973,635
		17,053,124
Household Durables — 1.2%
Cavco Industries, Inc. *	1,946	1,064,520
Century Communities, Inc.	6,122	411,154
Champion Homes, Inc. *	14,123	1,124,332
Green Brick Partners, Inc. *	8,336	589,605
KB Home	15,939	876,167
La-Z-Boy, Inc.	10,201	401,715
Leggett & Platt, Inc.	37,288	365,422
M/I Homes, Inc. *	6,882	1,005,667
Meritage Homes Corp.	17,547	1,231,799
Newell Brands, Inc.	106,868	598,461
Sonos, Inc. *	29,816	437,103
Whirlpool Corp.	17,030	638,625
		8,744,570
Household Products — 0.4%
Central Garden & Pet Co., Class A *	13,670	518,230
Energizer Holdings, Inc.	16,236	340,469
Reynolds Consumer Products, Inc.	15,014	374,449
Spectrum Brands Holdings, Inc.	5,950	528,182
WD-40 Co.	3,603	818,385
		2,579,715
Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy, Inc., Class C	31,953	1,013,869
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	68,879	970,505
Innovative Industrial Properties, Inc.	7,702	452,955
LXP Industrial Trust	15,854	959,642
		2,383,102
Insurance — 2.7%
Assured Guaranty Ltd.	11,768	973,449
Baldwin Insurance Group, Inc. (The), Class A *	26,404	732,447
Brighthouse Financial, Inc. *	15,794	977,807
CNO Financial Group, Inc.	25,408	1,399,727
F&G Annuities & Life, Inc.	9,979	285,100
Genworth Financial, Inc., Class A *	103,835	1,020,698
Goosehead Insurance, Inc., Class A *	6,038	374,356

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
HCI Group, Inc.	2,773	485,303
Horace Mann Educators Corp.	10,555	550,021
Kemper Corp.	14,405	408,814
Lemonade, Inc. *	19,383	936,393
Mercury General Corp.	6,819	730,451
Neptune Insurance Holdings, Inc., Class A *	6,243	197,966
Oscar Health, Inc., Class A *	61,883	1,931,987
Palomar Holdings, Inc. *	7,190	961,950
RLI Corp.	23,101	1,414,705
Ryan Specialty Holdings, Inc.	29,953	1,322,724
Safety Insurance Group, Inc.	3,850	398,051
Selective Insurance Group, Inc.	16,511	1,565,078
SiriusPoint Ltd. *	26,890	635,948
Skyward Specialty Insurance Group, Inc. *	11,375	681,931
Slide Insurance Holdings, Inc. *	18,249	364,433
Stewart Information Services Corp.	7,909	534,569
Trupanion, Inc. *	8,395	205,594
		19,089,502
Interactive Media & Services — 0.5%
Cargurus, Inc., Class A *	18,836	682,617
Grindr, Inc. * (a)	8,316	144,199
People, Inc. *	16,633	691,434
TripAdvisor, Inc. *	30,293	429,100
Trump Media & Technology Group Corp. * (a)	44,045	434,284
Yelp, Inc. *	14,141	373,747
Ziff Davis, Inc. *	9,628	511,054
ZoomInfo Technologies, Inc. *	63,383	209,164
		3,475,599
IT Services — 0.7%
BigBear.ai Holdings, Inc. * (a)	129,974	362,627
DigitalOcean Holdings, Inc. *	20,684	2,430,370
DXC Technology Co. *	44,724	502,698
Fastly, Inc., Class A *	39,749	900,712
Kyndryl Holdings, Inc. *	61,805	837,458
		5,033,865
Leisure Products — 0.8%
Brunswick Corp.	17,896	1,413,784
Callaway Golf Co. *	38,163	704,489
Mattel, Inc. *	76,768	1,158,429
Peloton Interactive, Inc., Class A *	108,078	690,618
Polaris, Inc.	14,111	946,566
YETI Holdings, Inc. *	20,651	1,010,660
		5,924,546
Life Sciences Tools & Services — 0.6%
10X Genomics, Inc., Class A *	30,246	1,429,729
Adaptive Biotechnologies Corp. *	42,593	961,324

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Life Sciences Tools & Services — continued
Azenta, Inc. *	10,585	297,756
Sotera Health Co. *	67,569	1,206,782
		3,895,591
Machinery — 2.5%
Alamo Group, Inc.	2,835	450,992
Albany International Corp., Class A	7,749	577,378
Alliance Laundry Holdings, Inc. *	12,642	333,370
Atmus Filtration Technologies, Inc.	3,855	199,034
CECO Environmental Corp. *	14,023	923,975
Enerpac Tool Group Corp.	14,201	507,544
Enpro, Inc.	5,790	1,817,597
ESCO Technologies, Inc.	6,989	2,203,562
Franklin Electric Co., Inc.	10,613	1,111,393
Gorman-Rupp Co. (The)	5,670	460,347
Greenbrier Cos., Inc. (The)	7,057	347,557
Helios Technologies, Inc.	8,230	641,199
Hillman Solutions Corp. *	47,710	375,478
Kadant, Inc.	3,221	990,457
Kennametal, Inc.	20,493	696,147
Lindsay Corp.	2,773	307,304
Mueller Water Products, Inc., Class A	43,159	1,089,333
Standex International Corp.	3,340	990,310
Tennant Co.	4,695	394,521
Terex Corp.	30,865	1,939,557
Trinity Industries, Inc.	19,557	610,961
Worthington Enterprises, Inc.	8,172	459,348
		17,427,364
Marine Transportation — 0.2%
Matson, Inc.	8,130	1,647,057
Media — 0.5%
DoubleVerify Holdings, Inc. *	36,633	412,121
John Wiley & Sons, Inc., Class A	10,763	561,829
Magnite, Inc. *	36,058	695,919
NIQ Global Intelligence plc *	19,056	212,856
Versant Media Group, Inc.	38,608	1,389,502
		3,272,227
Metals & Mining — 1.0%
Alpha Metallurgical Resources, Inc. *	2,826	387,614
Century Aluminum Co. *	18,989	850,138
Constellium SE *	32,925	914,657
Hycroft Mining Holding Corp., Class A * (a)	14,652	286,154
Ivanhoe Electric, Inc. *	32,642	298,674
Kaiser Aluminum Corp.	4,065	649,099
Materion Corp.	5,597	1,180,071
USA Rare Earth, Inc. *	48,926	731,444

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — continued
Warrior Met Coal, Inc.	14,205	1,128,019
Worthington Steel, Inc.	8,417	303,096
		6,728,966
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Apollo Commercial Real Estate Finance, Inc.	32,459	214,879
Arbor Realty Trust, Inc. (a)	48,752	244,247
ARMOUR Residential REIT, Inc. (a)	34,078	561,265
Blackstone Mortgage Trust, Inc., Class A	43,822	637,172
Chimera Investment Corp.	22,423	279,839
Dynex Capital, Inc.	58,982	749,661
Ladder Capital Corp.	31,534	301,465
PennyMac Mortgage Investment Trust	23,864	225,037
		3,213,565
Multi-Utilities — 0.3%
Avista Corp.	22,745	920,035
Northwestern Energy Group, Inc.	16,822	1,156,345
		2,076,380
Office REITs — 0.9%
COPT Defense Properties	31,039	1,178,240
Cousins Properties, Inc.	42,347	1,336,048
Douglas Emmett, Inc.	42,303	500,021
Easterly Government Properties, Inc., Class A	11,619	283,039
Highwoods Properties, Inc.	28,983	960,207
Kilroy Realty Corp.	28,062	1,089,367
SL Green Realty Corp.	19,605	1,037,693
		6,384,615
Oil, Gas & Consumable Fuels — 2.8%
BKV Corp. *	7,367	180,197
Calumet, Inc. *	19,896	879,204
Centrus Energy Corp., Class A * (a)	4,878	863,065
CNX Resources Corp. *	37,339	1,336,736
Comstock Resources, Inc. *	16,054	212,876
Core Natural Resources, Inc.	13,747	1,097,560
Crescent Energy Co., Class A	80,960	928,611
CVR Energy, Inc.	8,105	288,700
Delek US Holdings, Inc.	15,953	1,082,730
Dorian LPG Ltd.	10,069	477,472
Gulfport Energy Corp. *	4,206	678,722
International Seaways, Inc.	11,263	1,083,275
Kinetik Holdings, Inc., Class A	18,693	945,305
NextDecade Corp. * (a)	33,650	226,128
Northern Oil & Gas, Inc.	23,366	494,191
Par Pacific Holdings, Inc. *	13,424	1,154,867
PBF Energy, Inc., Class A	26,977	1,949,898
Peabody Energy Corp.	28,493	607,471
SM Energy Co.	65,707	2,136,792

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Talos Energy, Inc. *	27,511	417,617
Uranium Energy Corp. *	133,168	1,278,413
Venture Global, Inc., Class A	68,673	918,845
World Kinect Corp.	13,126	523,202
		19,761,877
Paper & Forest Products — 0.0% ^
Sylvamo Corp.	9,131	341,591
Passenger Airlines — 0.5%
Alaska Air Group, Inc. *	27,900	1,323,855
Allegiant Travel Co. *	5,403	529,926
JetBlue Airways Corp. *	78,671	474,386
SkyWest, Inc. *	10,773	1,152,388
		3,480,555
Personal Care Products — 0.4%
BellRing Brands, Inc. *	31,046	384,660
Coty, Inc., Class A *	96,257	264,707
elf Beauty, Inc. *	15,807	1,310,242
Interparfums, Inc.	4,989	621,380
		2,580,989
Pharmaceuticals — 3.0%
Alumis, Inc. *	20,060	566,695
Amneal Pharmaceuticals, Inc. *	35,935	658,329
Amylyx Pharmaceuticals, Inc. *	22,691	460,854
ANI Pharmaceuticals, Inc. *	5,881	466,010
AtaiBeckley, Inc. *	84,074	603,651
Corcept Therapeutics, Inc. *	27,026	3,094,207
Crinetics Pharmaceuticals, Inc. *	28,652	2,393,015
Edgewise Therapeutics, Inc. *	23,762	913,174
Enliven Therapeutics, Inc. *	15,518	850,542
Harmony Biosciences Holdings, Inc. *	13,401	472,251
Harrow, Inc. * (a)	7,502	290,853
Indivior Pharmaceuticals, Inc. *	31,435	1,257,714
Innoviva, Inc. *	19,642	411,893
Ligand Pharmaceuticals, Inc. *	5,355	1,539,777
Liquidia Corp. *	18,477	1,554,100
Maze Therapeutics, Inc. *	7,976	214,714
Nektar Therapeutics *	8,000	565,360
Ocular Therapeutix, Inc. *	49,916	407,814
Organon & Co.	72,280	979,394
Perrigo Co. plc	36,220	366,184
Prestige Consumer Healthcare, Inc. *	11,941	599,677
Supernus Pharmaceuticals, Inc. *	14,743	657,980
Tarsus Pharmaceuticals, Inc. *	10,498	619,802
VeraDermics, Inc. *	9,422	989,310
WaVe Life Sciences Ltd. *	36,808	202,812
		21,136,112

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Professional Services — 2.2%
CBIZ, Inc. *	13,120	722,650
Clarivate plc *	85,235	168,765
Concentrix Corp. (a)	11,048	271,781
ExlService Holdings, Inc. *	42,052	1,426,824
Exponent, Inc.	12,965	866,710
First Advantage Corp. *	21,642	429,377
Huron Consulting Group, Inc. *	4,294	651,700
ICF International, Inc.	4,735	383,156
Innodata, Inc. *	8,617	541,406
Insperity, Inc.	9,522	481,908
KBR, Inc.	34,862	1,276,298
Korn Ferry	12,773	1,050,835
Legalzoom.com, Inc. *	29,758	234,196
ManpowerGroup, Inc.	11,856	621,492
Maximus, Inc.	13,885	836,571
Robert Half, Inc. (a)	27,847	1,052,617
Science Applications International Corp.	11,838	1,386,585
TIC Solutions, Inc. *	51,014	372,912
TriNet Group, Inc.	7,560	497,675
UL Solutions, Inc., Class A	21,417	1,962,654
Upwork, Inc. *	29,869	273,600
Verra Mobility Corp. *	41,685	220,514
		15,730,226
Real Estate Management & Development — 0.9%
Compass, Inc., Class A *	193,446	2,203,350
Cushman & Wakefield Ltd. *	61,057	819,385
Forestar Group, Inc. *	4,539	127,773
Howard Hughes Holdings, Inc. *	8,643	552,461
Marcus & Millichap, Inc.	6,183	190,127
Newmark Group, Inc., Class A	42,038	630,360
Opendoor Technologies, Inc. * (a)	258,717	975,363
St. Joe Co. (The)	11,505	716,071
		6,214,890
Residential REITs — 0.2%
Centerspace	4,577	251,002
Independence Realty Trust, Inc.	64,941	1,079,969
		1,330,971
Retail REITs — 1.2%
Acadia Realty Trust	35,458	796,741
Alexander's, Inc.	544	138,720
Curbline Properties Corp.	26,467	810,949
Getty Realty Corp.	16,043	547,708
InvenTrust Properties Corp.	20,675	732,102
Macerich Co. (The)	75,775	1,958,026
Phillips Edison & Co., Inc.	32,924	1,398,941

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Retail REITs — continued
Tanger, Inc.	31,270	1,271,438
Urban Edge Properties	34,439	780,388
		8,435,013
Semiconductors & Semiconductor Equipment — 3.3%
ACM Research, Inc., Class A *	14,298	1,121,964
Aehr Test Systems *	8,171	653,517
Ambarella, Inc. *	11,956	1,028,216
Axcelis Technologies, Inc. *	8,188	1,067,552
AXT, Inc. *	16,191	978,422
Diodes, Inc. *	11,856	975,986
Enphase Energy, Inc. *	36,224	1,359,849
FormFactor, Inc. *	21,447	2,277,671
Impinj, Inc. *	7,896	1,195,139
Kulicke & Soffa Industries, Inc.	13,997	1,248,532
MaxLinear, Inc. *	22,272	1,488,215
Navitas Semiconductor Corp. *	54,391	590,686
Photronics, Inc. *	15,636	473,615
Power Integrations, Inc.	14,627	888,005
Semtech Corp. *	25,504	3,004,881
SolarEdge Technologies, Inc. *	16,388	675,186
Synaptics, Inc. *	10,485	1,125,250
Ultra Clean Holdings, Inc. *	12,217	1,017,798
Universal Display Corp.	12,869	1,031,579
Veeco Instruments, Inc. *	16,378	818,900
		23,020,963
Software — 7.6%
A10 Networks, Inc.	19,139	565,940
ACI Worldwide, Inc. *	27,705	1,588,328
Adeia, Inc.	30,207	805,017
Agilysys, Inc. *	6,963	732,229
Alarm.com Holdings, Inc. *	13,492	738,687
Alkami Technology, Inc. *	14,861	270,024
Appfolio, Inc., Class A *	6,601	1,189,434
Asana, Inc., Class A * (a)	26,506	220,530
AvePoint, Inc. *	39,855	519,311
Bill Holdings, Inc. *	21,036	949,355
Blackbaud, Inc. *	9,677	414,176
BlackLine, Inc. *	12,196	382,954
Box, Inc., Class A *	38,029	1,199,815
Braze, Inc., Class A *	25,588	637,653
C3.ai, Inc., Class A *	35,974	330,241
CCC Intelligent Solutions Holdings, Inc. *	154,906	943,378
Cipher Digital, Inc. *	91,218	2,035,986
Cleanspark, Inc. * (a)	68,345	940,427
Clear Secure, Inc., Class A	25,970	1,434,583
Commvault Systems, Inc. *	11,367	1,339,033
Core Scientific, Inc. *	82,861	1,716,880

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Dolby Laboratories, Inc., Class A	16,077	945,488
Dropbox, Inc., Class A *	41,963	1,366,315
Elastic NV *	23,406	1,539,881
Figma, Inc., Class A *	62,810	1,527,539
Five9, Inc. *	19,721	542,525
Freshworks, Inc., Class A *	51,069	579,889
Gitlab, Inc., Class A *	41,489	1,431,785
Intapp, Inc. *	14,657	479,137
JFrog Ltd. *	28,187	2,249,041
Keel Infrastructure Corp. * (a)	163,100	647,507
Klaviyo, Inc., Class A *	38,040	678,634
Life360, Inc. * (a)	21,408	1,157,102
LiveRamp Holdings, Inc. *	14,992	567,747
MARA Holdings, Inc. * (a)	103,362	1,170,058
nCino, Inc. *	26,280	485,129
NextNav, Inc. * (a)	15,476	202,890
Progress Software Corp. *	11,094	450,305
Q2 Holdings, Inc. *	16,562	1,008,129
Qualys, Inc. *	9,354	1,353,992
RingCentral, Inc., Class A	18,978	1,055,556
Riot Platforms, Inc. *	96,774	1,951,932
SentinelOne, Inc., Class A *	89,806	1,711,702
ServiceTitan, Inc., Class A *	16,541	1,373,895
SoundHound AI, Inc. * (a)	106,526	653,004
SPS Commerce, Inc. *	10,075	739,404
Tenable Holdings, Inc. *	30,441	993,594
Teradata Corp. *	25,486	789,811
Terawulf, Inc. * (a)	114,239	2,017,461
UiPath, Inc., Class A * (a)	110,343	1,407,977
Varonis Systems, Inc. *	31,378	1,253,551
Via Transportation, Inc., Class A * (a)	14,025	285,269
Workiva, Inc. *	14,479	865,844
Zeta Global Holdings Corp., Class A *	61,540	1,329,264
		53,765,338
Specialized REITs — 1.0%
EPR Properties	21,080	1,308,436
Fermi, Inc. *	75,684	430,642
Four Corners Property Trust, Inc.	30,269	774,886
Millrose Properties, Inc., Class A	42,435	1,187,331
Outfront Media, Inc.	45,928	1,463,725
Rayonier, Inc.	82,011	1,786,200
Safehold, Inc.	12,507	202,363
		7,153,583
Specialty Retail — 2.6%
Abercrombie & Fitch Co., Class A *	12,017	1,196,172
Academy Sports & Outdoors, Inc.	17,561	833,269
Advance Auto Parts, Inc. (a)	15,473	859,370

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
American Eagle Outfitters, Inc.	39,984	686,925
Asbury Automotive Group, Inc. *	4,800	1,112,160
Bath & Body Works, Inc.	53,149	1,069,358
Boot Barn Holdings, Inc. *	8,376	1,247,940
Buckle, Inc. (The)	8,995	393,711
Floor & Decor Holdings, Inc., Class A *	29,364	1,690,486
Group 1 Automotive, Inc.	3,202	918,238
National Vision Holdings, Inc. *	20,769	457,749
RH *	4,212	697,170
Sally Beauty Holdings, Inc. *	26,105	390,792
Signet Jewelers Ltd.	10,839	1,006,943
Sonic Automotive, Inc., Class A	3,395	310,914
Upbound Group, Inc.	14,685	284,742
Urban Outfitters, Inc. *	12,783	948,243
Valvoline, Inc. *	33,544	1,288,425
Victoria's Secret & Co. *	19,064	1,690,596
Warby Parker, Inc., Class A *	24,398	651,183
Winmark Corp.	814	271,469
		18,005,855
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc. *	9,139	672,539
GPGI, Inc. (a)	48,978	646,510
Infleqtion, Inc. * (a)	33,644	330,720
Quantum Computing, Inc. * (a)	55,074	446,099
		2,095,868
Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd. *	31,813	506,781
Carter's, Inc.	9,327	359,742
Columbia Sportswear Co.	5,578	331,222
Crocs, Inc. *	13,031	1,668,098
Figs, Inc., Class A *	22,704	242,933
G-III Apparel Group Ltd.	9,051	329,547
Kontoor Brands, Inc.	15,197	1,272,597
Levi Strauss & Co., Class A	26,753	655,984
PVH Corp.	12,187	1,056,125
Steven Madden Ltd.	19,753	910,218
Under Armour, Inc., Class A *	47,688	317,125
Under Armour, Inc., Class C *	32,549	211,243
Wolverine World Wide, Inc.	22,588	444,532
		8,306,147
Tobacco — 0.0% ^
Universal Corp.	6,323	333,159
Trading Companies & Distributors — 0.7%
Boise Cascade Co.	9,706	741,344
DNOW, Inc. *	49,842	703,769
DXP Enterprises, Inc. *	3,117	489,431

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Trading Companies & Distributors — continued
EquipmentShare.com, Inc., Class A * (a)	11,682	219,038
Herc Holdings, Inc.	7,864	1,180,701
McGrath RentCorp	6,455	743,293
Xometry, Inc., Class A * (a)	13,843	1,186,622
		5,264,198
Water Utilities — 0.3%
American States Water Co.	10,821	926,710
California Water Service Group	16,397	821,654
H2O America (a)	10,050	616,367
		2,364,731
Wireless Telecommunication Services — 0.1%
Array Digital Infrastructure, Inc.	4,309	150,126
Telephone and Data Systems, Inc.	23,783	798,633
		948,759
Total Common Stocks (Cost $608,783,154)		696,397,685
	NO. OF RIGHTS
Rights — 0.0% ^
Biotechnology — 0.0% ^
Akero Therapeutics, Inc., CVR ‡ *	21,794	14,166
Mirati Therapeutics, Inc., CVR ‡ *	39,447	27,613
OmniAb Operations, Inc. ‡ *	2,112	—
Sanofi Aatd, Inc., CVR ‡ *	10,020	1,453
		43,232
Life Sciences Tools & Services — 0.0%
OmniAb, Inc. ‡ *	2,112	—
Total Rights (Cost $43,232)		43,232
	SHARES
Short-Term Investments — 4.8%
Investment Companies — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (b) (c) (Cost $7,385,349)	7,385,349	7,385,349
Investment of Cash Collateral from Securities Loaned — 3.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $26,354,874)	26,354,874	26,354,874
Total Short-Term Investments (Cost $33,740,223)		33,740,223
Total Investments — 103.6% (Cost $642,566,609)		730,181,140
Liabilities in Excess of Other Assets — (3.6)%		(25,211,903)
NET ASSETS — 100.0%		704,969,237

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 is $25,435,581.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2026.
Futures contracts outstanding as of July 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	55	09/18/2026	USD	8,085,000	(95,638)

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$696,397,685	$—	$—	$696,397,685
Rights	—	—	43,232	43,232
Short-Term Investments
Investment Companies	7,385,349	—	—	7,385,349
Investment of Cash Collateral from Securities Loaned	26,354,874	—	—	26,354,874
Total Short-Term Investments	33,740,223	—	—	33,740,223
Total Investments in Securities	$730,137,908	$—	$43,232	$730,181,140
Depreciation in Other Financial Instruments
Futures Contracts	$(95,638)	$—	$—	$(95,638)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	$21,094,416	$215,901,469	$210,641,011	$—	$—	$26,354,874	26,354,874	$1,036,798	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (a) (b)	5,001,652	34,946,843	32,563,146	—	—	7,385,349	7,385,349	160,121	—
Total	$26,096,068	$250,848,312	$243,204,157	$—	$—	$33,740,223		$1,196,919	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.